Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Schedule of derivative liability
	At March 31, 2023	Issued 2023	At December 31, 2022

Stock Price	$0.0026	$0.0054	$0.0055
Exercise Price	$0.0034	$0.0034	$0.0034
Expected Life (Years)	0.79	1.00	0.80
Volatility	163%	162%	165%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	4.64%	4.84%	4.73%

Fair value:
Conversion feature	$265,000	$175,000	$112,000

	At December 31, 2022	Issued December 15, 2022	At December 31, 2021

Stock Price	$0.0055	$0.0075	$-
Exercise Price	$0.0034	$0.0034	$-
Expected Life (Years)	0.80	0.84	-
Volatility	165%	159%	-%
Dividend Yield	0%	0%	-%
Risk-Free Interest Rate	4.73%	4.65%	-%

Fair value:
Conversion feature	$112,000	$164,000	$-